Subsequent Events	12 Months Ended
Dec. 31, 2022
34. Subsequent Events
Subsequent Events
34.

SUBSEQUENT EVENTS
These financial statements and notes reflect the Company’s evaluation of events occurring subsequent to the balance sheet date through February 23, 2023, the date the financial statements were issued.